Sales/transfer of receivables - Summary of Variable Interest Entity Not Primary Beneficiary Disclosures (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Assets:
Assets	₨ 52,621,193.2	$ 560,814.2	₨ 48,187,671.1	₨ 44,118,573.0
Liabilities:
Liabilities	43,460,498.5	463,183.3	39,564,780.1
Variable Interest Entity, Primary Beneficiary [Member]
Assets:
Assets	149,300.0		183,400.0
Liabilities:
Liabilities	150,100.0		183,400.0
Maximum exposure to loss	27,841.3	296.7	30,369.3
Debt interests	11,741.5	125.1	17,879.9
Commitments, guarantees, others	16,099.8	171.6	12,489.4
Variable Interest Entity, Primary Beneficiary [Member] | Long-term debt [Member]
Liabilities:
Liabilities	138,353.7	1,474.5	165,476.8
Variable Interest Entity, Primary Beneficiary [Member] | Accrued expenses and other liabilities [Member]
Liabilities:
Liabilities	71.7	0.8	108.1
Variable Interest Entity, Primary Beneficiary [Member] | Loans [Member]
Assets:
Assets	149,244.1	1,590.6	183,356.8
Variable Interest Entity, Primary Beneficiary [Member] | Other Assets [Member]
Assets:
Assets	₨ 26.6	$ 0.3	₨ 108.1